Finance and other expenses (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Finance And Other Expenses [Abstract]
Summary of Finance and Other Expenses

	Year ended December 31,
	2023	2022	2021
	£000s	£000s	£000s
Lease liability interest expense	34	47	8
Net foreign exchange losses	2,118	-	44
Total Finance and other expenses	2,152	47	52